Basis of Presentation - Summary of Financial Position Reclassified to Discontinued Operations (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Current assets [abstract]
Cash	$ 11,348	$ 10,665	$ 3,459
Amounts receivable, net	2,529	4,115
Inventory	492	2,095
Unbilled revenue	581	548
Prepaid expenses	798	1,188
Deposit On Equipment	25	502
Property and equipment	4,047	15,762
Intangible assets	0	1,067
Goodwill	0	8,230
Total assets	21,376	44,441
Current liabilities [abstract]
Accounts payable and accrued liabilities	4,178	5,283
Deferred revenue	1,073	1,090
Income taxes payable	81	475
Current lease liabilities	457
Total liabilities	9,627	$ 20,815
Discontinued Operations
Current assets [abstract]
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expenses	817
Deposit On Equipment	486
Property and equipment	11,361
Intangible assets	951
Goodwill	8,297
Total assets	27,937
Current liabilities [abstract]
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Current lease liabilities	9,429
Total liabilities	12,229
Net assets included in discontinued operations	$ 15,708